Pro Forma Net Income Per Share - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	9 Months Ended
	Apr. 24, 2013	Sep. 29, 2013	Dec. 30, 2012
Text Block [Abstract]
Total amount of distribution to owners	$ 282,029	$ 282,029
Total payments to vested option holders	$ 13,892	$ 13,892
Initial public offering, price per share		$ 18.00	$ 18.00